Holding Company Only Financial Statements (Tables) - Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions
Schedule of Condensed Unconsolidated Statements of Financial Condition
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Financial Condition
(Dollars in millions)

	December 31,
	2017	2016
	(Dollars in millions)
Assets
Cash and cash equivalents	$196	$70
Investment in subsidiaries (1)	1,676	1,728
Other assets	44	57
Total assets	$1,916	$1,855
Liabilities and Stockholders’ Equity
Liabilities
Long term debt	$494	$493
Other liabilities	23	26
Total liabilities	517	519
Stockholders’ Equity
Common stock	1	1
Additional paid in capital	1,512	1,503
Accumulated other comprehensive income	(17)	(7)
Accumulated deficit	(97)	(161)
Total stockholders’ equity	1,399	1,336
Total liabilities and stockholders’ equity	$1,916	$1,855

(1)	Includes unconsolidated trusts of $7 million for December 31, 2017 and 2016.

Schedule of Condensed Unconsolidated Statements of Operations
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Operations
(Dollars in millions)

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Expenses
Interest	$25	$16	$7
General and administrative	9	9	13
Total	34	25	20
Loss before undistributed income of subsidiaries	(34)	(25)	(20)
Equity in undistributed income of subsidiaries	110	188	172
Income before income taxes	76	163	152
Provision (benefit) for income taxes	13	(8)	(6)
Net income	63	171	158
Other comprehensive income (1)	(9)	(9)	(6)
Comprehensive income	$54	$162	$152

(1)	See Consolidated Statements of Comprehensive Income for other comprehensive income (loss) detail.

Schedule of Condensed Unconsolidated Statements of Cash Flows
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Cash Flows
(Dollars in millions)

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Net income (loss)	$63	$171	$158
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in (income) loss of subsidiaries	47	12	(172)
Stock-based compensation	5	10	3
Change in other assets	18	(8)	(6)
Provision for deferred tax benefit	—	—	1
Change in other liabilities	(2)	(22)	9
Change in fair value and other non-cash changes	(5)	(4)	—
Net cash used in operating activities	126	159	(7)
Investing Activities
Net change in investment in subsidiaries	—	—	(2)
Net cash provided by (used in) investment activities	—	—	(2)
Financing Activities
Proceeds from the issuance of junior subordinated debentures	—	245	—
Redemption of preferred stock	—	(267)	—
Dividends paid on preferred stock	—	(104)	—
Net cash used in financing activities	—	(126)	—
Net increase (decrease) in cash and cash equivalents	126	33	(9)
Cash and cash equivalents, beginning of year	70	37	46
Cash and cash equivalents, end of year	$196	$70	$37